Receivables - Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Apr. 01, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 26	[1]	$ 31		$ 26
Additions charged to costs and expenses	45		10		6
Deductions	(37)		(13)		(3)
Other	6		(2)		2
Ending balance	$ 40		$ 26	[1]	$ 31

[1]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.